UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-09679
                                                     ---------

                               Lend Lease Funds
                               ----------------
              (Exact name of Registrant as specified in charter)

                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233
                               -------------------
               (Address of principal executive offices) (Zip code)

                              Constance Dye Shannon
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                                    Copy to:
                        Elizabeth Shea Fries, Esq., P.C.
                               Goodwin Procter LLP
                                 Exchange Place
                              Boston, MA 02109-2881
                              ---------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (414) 271-5885
                                                          --------------

                       Date of fiscal year end: January 31
                                                ----------

                     Date of reporting period: July 31, 2004
                                               -------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "1940 Act"):

--------------------------------------------------------------------------------



                                LEND LEASE FUNDS:

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND


                               SEMI-ANNUAL REPORT

                                  JULY 31, 2004




                                [GRAPHIC OMITTED]




          Shares of Lend Lease Funds are distributed by an independent third party, UMB Distribution Services, LLC.

--------------------------------------------------------------------------------

                               To Our Shareholders
        -------------------------------------------------------------



We are pleased to present Lend Lease Funds' 2004 Semi-Annual Report. In the following pages, you will find detailed financial information for Lend Lease U.S. Real Estate Securities Fund for the six months ended July 31, 2004.

In the event you have questions regarding this report, or Lend Lease Funds in general, please call a shareholder services representative at 1-877-563-5327.

Thank you for your continued support of Lend Lease Funds. We look forward to serving you in the months and years ahead.


Sincerely,

Lend Lease Funds


                 UMB Distribution Services, LLC, Distributor

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND

EXPENSE EXAMPLE
FOR THE SIX MONTHS ENDED JULY 31, 2004

As a shareholder of the Lend Lease U.S. Real Estate Securities Fund (the "Fund"), you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

                             Class K                       Class Y
                  --------------------------------------------------------------
                                      Expenses                        Expenses
                                      paid                            paid
                  Beginning  Ending   during      Beginning  Ending   during
                  account    account  period      account    account  period
                  value      value    2/1/04-     value      value    2/1/04-
                  2/1/04     7/31/04  7/31/04(1)  2/1/04     7/31/04  7/31/04(1)
                  --------------------------------------------------------------

Actual            $1,000.00 $1,027.00  $6.30    $1,000.00  $1,028.50    $4.89

Hypothetical
(5% return
before expenses)   1,000.00  1,037.50    6.33    1,000.00   1,040.30     4.92



(1) Expenses are equal to the Funds' annualized expense ratios (1.25% for Class K shares and 0.97% for Class Y shares), multiplied by the average account value over the period, and multiplied by 0.4973 (to reflect the one-half year period).

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS
JULY 31, 2004 (UNAUDITED)


  Number
of Shares                                                                Value
---------                                                                -----

            COMMON STOCKS                                  89.8%

            APARTMENTS                                     20.5%
 10,490        Apartment Investment & Management Company            $   335,365
 38,070        Archstone-Smith Trust                                  1,120,400
 21,700        AvalonBay Communities, Inc.                            1,262,940
 19,210        BRE Properties, Inc.                                     665,626
 13,280        Camden Property Trust                                    597,600
 73,270        Equity Residential                                     2,165,128
 14,860        Essex Property Trust, Inc.                               979,274
  6,620        Gables Residential Trust                                 218,791
 11,430        Home Properties of New York, Inc.                        429,768
 81,200        United Dominion Realty Trust, Inc.                     1,574,468
                                                                  -------------
                                                                      9,349,360
                                                                  -------------

            DIVERSIFIED/SPECIALTY                           8.1%
 27,000        Catellus Development Corp.                               675,000
  4,190        Colonial Properties Trust                                159,220
  7,070        Cousins Properties, Inc.                                 227,159
 42,710        Vornado Realty Trust                                   2,481,024
  4,640        Washington Real Estate Investment Trust                  129,642
                                                                  -------------
                                                                      3,672,045
                                                                  -------------

            INDUSTRIAL                                     10.8%
 34,570        AMB Property Corporation                               1,214,790
 11,720        CenterPoint Properties Corporation                       449,814
 14,080        Duke Realty Corporation                                  433,101
 22,590        Liberty Property Trust                                   867,456
 50,910        ProLogis                                               1,732,976
  5,110        PS Business Parks, Inc.                                  205,422
                                                                  -------------
                                                                      4,903,559
                                                                  -------------

            OFFICE                                         19.6%
  9,610        Alexandria Real Estate Equities, Inc.                    577,465
 26,300        American Financial Realty Trust                          348,475
 25,120        Arden Realty, Inc.                                       763,648
 31,100        Boston Properties, Inc.                                1,645,190
 17,040        Brandywine Realty Trust                                  465,192
 20,540        CarrAmerica Realty Corporation                           626,265
 36,300        Corporate Office Properties Trust                        919,479
 27,700        Crescent Real Estate Equities Company                    435,167
 37,409        Equity Office Properties Trust                           970,763
  4,590        Kilroy Realty Corporation                                162,486
  7,790        Mack-Cali Realty Corporation                             318,611
 18,300        Maguire Properties, Inc.                                 452,925
 13,160        Prentiss Properties Trust                                450,862
 15,540        SL Green Realty Corporation                              763,014
                                                                  -------------
                                                                      8,899,542
                                                                  -------------

                  LEND LEASE U.S. REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2004 (UNAUDITED)


  Number
of Shares                                                                Value
---------                                                                -----

            RETAIL - LOCAL                                 10.5%
  6,290        Developers Diversified Realty Corporation            $   225,685
 24,440        Federal Realty Investment Trust                        1,031,368
 11,320        Kimco Realty Corporation                                 544,492
 34,710        Pan Pacific Retail Properties, Inc.                    1,756,326
 23,730        Regency Centers Corporation                            1,008,525
  7,100        Weingarten Realty Investors                              218,680
                                                                  -------------
                                                                      4,785,076
                                                                  -------------


            RETAIL - REGIONAL                              20.3%
 40,000        Acadia Realty Trust                                      566,800
  8,070        CBL & Associates Properties, Inc.                        444,657
 62,810        General Growth Properties, Inc.                        1,889,325
 37,290        The Macerich Company                                   1,786,191
 18,920        The Rouse Company                                        923,296
 50,690        Simon Property Group, Inc.                             2,616,111
 44,100        Taubman Centers, Inc.                                  1,018,710
                                                                  -------------
                                                                      9,245,090
                                                                  -------------


            TOTAL COMMON STOCKS (COST $30,188,161)                   40,854,672
                                                                  -------------

            PREFERRED STOCKS                                7.7%

 29,100        CBL & Associates Properties, Series C                    745,251
 15,600        Developers Diversified Realty Corporation, Series G      406,380
 54,200        Equity Office Properties Trust, Series G               1,411,368
 17,500        Lexington Corporate Properties Trust, Series B           442,575
  7,300        Mills Corporation, Series C                              192,647
 12,500        New Plan Excel Realty Trust, Series E                    322,375
                                                                  -------------

            TOTAL PREFERRED STOCKS (COST $3,422,749)                  3,520,596
                                                                  -------------

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND

 SCHEDULE OF INVESTMENTS (CONTINUED)
 JULY 31, 2004 (UNAUDITED)


Principal
  Amount
---------

$1,067,229     SHORT-TERM INVESTMENT                        2.4%
                   UMB Bank Money Market Fiduciary                  $ 1,067,229
                                                                  -------------


               TOTAL SHORT-TERM INVESTMENT (COST $1,067,229)          1,067,229
                                                                  -------------

               TOTAL INVESTMENTS (COST $34,678,139)        99.9%     45,442,497

               OTHER ASSETS LESS LIABILITIES                0.1%         30,946
                                                                  -------------

               NET ASSETS                                 100.0%    $45,473,443
                                                                  =============


See notes to financial statements.


SUMMARY OF INVESTMENTS BY SECTOR


                                                         PERCENT OF
            REAL ESTATE SECTOR                         TOTAL INVESTMENTS
            ------------------                         -----------------

            REAL ESTATE - OFFICE                              22.7%
            REAL ESTATE - RETAIL - REGIONAL                   22.4%
            REAL ESTATE - APARTMENTS                          20.6%
            REAL ESTATE - RETAIL - LOCAL                      12.1%
            REAL ESTATE - INDUSTRIAL                          10.8%
            REAL ESTATE - DIVERSIFIED/SPECIALTY                9.1%
            SHORT-TERM INVESTMENTS                             2.3%
                                                               ----
            TOTAL INVESTMENTS                                100.0%

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND


STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004 (UNAUDITED)

ASSETS:

     Investments, at value (cost $34,678,139)                       $45,442,497
     Interest and dividends receivable                                  80,406
     Receivable for capital stock sold                                   9,134
     Due from advisor                                                    2,013
     Prepaid expenses and other assets                                  52,742
                                                                 -------------

     Total assets                                                   45,586,792
                                                                 -------------

LIABILITIES:
     Payable for capital stock redeemed                                 46,879
     Accrued distribution fees                                             441
     Other accrued expenses                                             66,029
                                                                 -------------

     Total liabilities                                                 113,349
                                                                 -------------

NET ASSETS                                                         $45,473,443
                                                                 =============

NET ASSETS CONSIST OF:
     Paid-in-capital                                               $33,649,273
     Undistributed net investment income                               468,001
     Accumulated undistributed net realized gain on investments        591,811
     Net unrealized appreciation on investments                     10,764,358
                                                                 -------------

NET ASSETS                                                         $45,473,443
                                                                 =============

SHARES OUTSTANDING, $0.0001 PAR VALUE,
     (UNLIMITED SHARES AUTHORIZED)
     CLASS K                                                         1,639,463
     CLASS Y                                                           966,750

NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE
     CLASS K                                                            $17.49
                                                                 =============
     CLASS Y                                                            $17.38
                                                                 =============


 See notes to financial statements.

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND


STATEMENT OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2004 (UNAUDITED)


INVESTMENT INCOME:
     Dividends                                                       $1,223,603
     Interest                                                             1,029
                                                                 --------------

     Total investment income                                          1,224,632
                                                                 --------------

EXPENSES:
     Investment advisory fees (see note 5)                              178,758
     Professional fees                                                   51,759
     Administration and accounting fees                                  37,986
     Shareholder servicing fees                                          37,607
     Distribution fees (see note 5)                                      34,805
     Insurance expense                                                   25,553
     Trustees' fees and expenses                                         22,378
     Reports to shareholders                                             18,713
     Federal and state registration fees                                 14,849
     Custody fees                                                         6,773
     Other expenses                                                       2,048
                                                                 --------------

     Total expenses before waiver and reimbursement of expenses         431,229

     Less:  Waiver and reimbursement of expenses                       (175,503)
                                                                 --------------

     Net expenses                                                       255,726
                                                                 --------------

NET INVESTMENT INCOME                                                   968,906
                                                                 --------------

REALIZED AND UNREALIZED GAIN:
     Net realized gain on investments                                   639,825
     Change in unrealized appreciation on investments                  (522,333)
                                                                 --------------
     Net gain on investments                                            117,492
                                                                 --------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                            $1,086,398
                                                                 ==============

 See notes to financial statements.

                   LEND LEASE U.S. REAL ESTATE SECURITIES FUND


STATEMENTS OF CHANGES IN NET ASSETS

                                                       SIX MONTHS
                                                          ENDED      YEAR ENDED
                                                      JULY 31, 2004  JANUARY 31
                                                       (UNAUDITED)       2004
                                                      -------------  -----------
OPERATIONS:
     Net investment income                               $968,906    $1,738,010
     Net realized gain on investments                     639,825       170,844
     Change in unrealized appreciation on investments   (522,333)    10,443,702
                                                    ------------- -------------
        Net increase in net assets
        resulting from operations                       1,086,398    12,352,556
                                                    ------------- -------------

CAPITAL SHARE TRANSACTIONS:
     Proceeds from sale of shares
        Class K shares                                  2,304,447     6,099,862
        Class Y shares                                  4,245,423     9,531,886
     Shares issued to shareholders in
     reinvestment of distributions
        Class K shares                                    331,983     1,105,895
        Class Y shares                                    215,913       569,998
     Payments for shares redeemed
        Class K shares                                 (3,470,133)   (4,027,874)
        Class Y shares                                 (4,750,348)   (2,992,119)
                                                    ------------- -------------
        Net increase (decrease) from
        capital share transactions                     (1,122,715)   10,287,648
                                                    ------------- -------------

DISTRIBUTIONS PAID FROM:
     Net investment income
        Class K shares                                   (333,456)     (932,399)
        Class Y shares                                   (234,968)     (495,243)
     Net realized gains
        Class K shares                                          -      (176,598)
        Class Y shares                                          -      (104,280)
                                                    ------------- -------------
        Total distributions                              (568,424)   (1,708,520)
                                                    ------------- -------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                  (604,741)   20,931,684

NET ASSETS:
     Beginning of year                                 46,078,184    25,146,500
                                                    ------------- -------------

     End of year (includes undistributed net
        investment income of $468,001 and
        $67,519, respectively)                        $45,473,443   $46,078,184
                                                    ============= =============



 See notes to financial statements.

FINANCIAL HIGHLIGHTS

For a Fund Share Outstanding
Throughout the Year/Period.


                                       CLASS K          CLASS K         CLASS K         CLASS K         CLASS K
                                    -------------    -------------   -------------   -------------   -------------
                                   SIX MONTHS ENDED    YEAR ENDED      YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                    JULY 31, 2004      JANUARY 31,     JANUARY 31,     JANUARY 31,     JANUARY 31,
                                     (UNAUDITED)          2004            2003            2002           2001(1)
                                   -------------    -------------   -------------   -------------   -------------

NET ASSET VALUE, BEGINNING OF            $17.23            $12.76          $12.91          $12.55          $10.00
YEAR/PERIOD

INCOME FROM INVESTMENT
OPERATIONS:
    Net investment income                  0.36              0.70            0.64            0.70            0.53
    Net realized and
    unrealized gain/(loss)
       on investments                      0.11              4.46          (0.19)            0.66            2.58
                                   ------------     -------------   -------------   -------------   -------------

      Total from investment
      operations                           0.47              5.16            0.45            1.36            3.11
                                   ------------     -------------   -------------   -------------   -------------

 DISTRIBUTIONS TO
SHAREHOLDERS:
    Dividends from net
    investment income                     (0.21)            (0.58)          (0.55)          (0.66)          (0.54)
    Distributions from
    capital gains                            -              (0.11)          (0.05)          (0.34)          (0.02)
                                   ------------     -------------   -------------   -------------   -------------

      Total distributions
                                          (0.21)            (0.69)          (0.60)          (1.00)          (0.56)
                                   ------------     -------------   -------------   -------------   -------------

NET ASSET VALUE, END OF YEAR/PERIOD      $17.49            $17.23          $12.76          $12.91          $12.55
                                   ============     =============   =============   =============   =============

TOTAL RETURN                              2.70%(2)         41.21%           3.29%          11.01%          31.33%2

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of year/period  $28,667,019       $28,984,996     $18,727,963     $13,364,481     $11,727,066
    Ratio of expenses to
      average net assets                  1.25%(3)          1.25%           1.25%           1.25%           1.25%(3)
    Ratio of expenses before
      waivers to average
      net assets                          2.02%(3)          2.23%           2.75%           2.96%           7.36%(3)
    Ratio of net investment
      income to average
      net assets                          4.22%(3)          4.75%           5.21%           5.54%           5.02%(3)
    Ratio of net investment
      income before waivers to
      average net assets                  3.45%(3)          3.77%           3.71%           3.83%         (1.09)%(3)
    Portfolio turnover rate                 14%(2)            15%             30%             54%             25%(2)

(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than a year
(3) Annualized

 See notes to financial statements.


                                   -------------    -------------   -------------   -------------   -------------
                                      CLASS Y         CLASS Y          CLASS Y         CLASS Y         CLASS Y
                                 SIX MONTHS ENDED     YEAR ENDED       YEAR ENDED      YEAR ENDED     PERIOD ENDED
                                   JULY 31, 2004      JANUARY 31,     JANUARY 31,     JANUARY 31,    JANUARY 31,
                                    (UNAUDITED)          2004            2003            2002           2001(1)
                                   -------------    -------------   -------------   -------------   -------------

NET ASSET VALUE, BEGINNING OF            $17.12            $12.64          $12.78          $12.40          $10.00
YEAR/PERIOD

INCOME FROM INVESTMENT
OPERATIONS:
    Net investment income                  0.39              0.70            0.67            0.74            0.66
    Net realized and
    unrealized gain/(loss)
       on investments                      0.10              4.49          (0.17)            0.65            2.49
                                   ------------     -------------   -------------   -------------   -------------

      Total from investment
      operations                           0.49              5.19            0.50            1.39            3.15
                                   ------------     -------------   -------------   -------------   -------------

 DISTRIBUTIONS TO
SHAREHOLDERS:
    Dividends from net
    investment income                     (0.23)            (0.60)          (0.59)          (0.67)          (0.72)
    Distributions from
    capital gains                              -            (0.11)          (0.05)          (0.34)          (0.03)
                                   ------------     -------------   -------------   -------------   -------------

      Total distributions
                                          (0.23)            (0.71)          (0.64)          (1.01)          (0.75)
                                   ------------     -------------   -------------   -------------   -------------

NET ASSET VALUE, END OF YEAR/PERIOD      $17.38            $17.12          $12.64          $12.78          $12.40
                                   ============     =============   =============   =============   =============


TOTAL RETURN                              2.85%(2)         41.88%           3.69%          11.39%          31.66%(2)

SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of year/period  $16,806,424       $17,093,188      $6,418,537      $3,520,190        $686,703
    Ratio of expenses to
      average net assets                  0.97%(3)          0.97%           0.97%           0.97%           0.97%(3)
    Ratio of expenses before
      waivers to average
      net assets                          1.79%(3)          2.06%           2.90%           3.85%          22.69%(3)
    Ratio of net investment
      income to average
      net assets                          4.53%(3)          5.01%           5.58%           5.82%           5.80%(3)
    Ratio of net investment
      income before waivers to
      average net assets                  3.71%(3)          3.92%           3.65%           2.94%        (15.91)%(3)
    Portfolio turnover rate                 14%(2)            15%             30%             54%             25%(2)

(1) Commenced operations on February 16, 2000
(2) Not annualized for periods less than a year
(3) Annualized

 See notes to financial statements.

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                          NOTES TO FINANCIAL STATEMENTS
                            JULY 31, 2004 (UNAUDITED)


1.   ORGANIZATION

     Lend Lease Funds (the "Trust") was organized on October 28, 1999 as a Delaware business trust and registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust currently consists of one investment portfolio: Lend Lease U.S. Real Estate Securities Fund (the "Fund"). The Fund is a non-diversified portfolio of the Trust and is authorized to issue three classes of shares: Class A, Class K and Class Y. The Fund's share classes differ in terms of sales charges, fees and eligibility requirements. The Fund's Class K and Class Y commenced operations on February 16, 2000. As of July 31, 2004, the Fund's Class K and Class Y shares are outstanding. A substantial portion of the shares issued by the Fund are held by Lend Lease Real Estate Investments, Inc., (the "Adviser") and an affiliate in an amount equaling 37%.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in accordance with accounting policies generally accepted in the United States of America that require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from such estimates.

     INVESTMENT VALUATION - Equity securities for which market quotations are readily available are valued at the most recent closing price. If a closing price is not reported, equity securities for which reliable bid quotations are available are valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

     FEDERAL INCOME TAXES - It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains each year to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax or excise tax provision has been made.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized daily on an accrual basis. Return of capital distributions from investments will decrease the cost of investment in the investment security and thus may impact unrealized appreciation or depreciation of the investment security.

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2004 (UNAUDITED)



     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually.

     Distributions to shareholders are determined in accordance with federal income tax regulations and are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

     EXPENSES - Each class of shares is charged for those expenses directly attributable to the class. Expenses that are not directly attributable to a class of shares are typically allocated among the classes in proportion to their relative shares outstanding.

     INDEMNIFICATIONS - Under the Fund's organizational documents, their officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3.    CAPITAL TRANSACTIONS

     Transactions of the Fund were as follows:

                                  SIX MONTHS ENDED          YEAR ENDED
                                   JULY 31, 2004         JANUARY 31, 2004
                                  ----------------       ----------------
CLASS K SHARES:                SHARES      DOLLARS     SHARES      DOLLARS

     Shares sold              135,284     $2,304,447   409,549    $6,099,862
     Shares issued to
       holders in
       reinvestment of
       dividends and
       capital gains           18,816        331,983     71,911    1,105,895
     Shares redeemed         (197,355)    (3,470,133)  (266,179)  (4,027,874)
                             ---------    ----------- ---------   ----------
     Net increase (decrease)  (43,255)     $(833,703)   215,281   $3,177,883
                             ---------    ----------- ---------   ----------

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2004 (UNAUDITED)



                                  SIX MONTHS ENDED          YEAR ENDED
                                   JULY 31, 2004         JANUARY 31, 2004
                                  ----------------       ----------------
CLASS Y SHARES:                SHARES      DOLLARS     SHARES      DOLLARS

     Shares sold              244,680     $4,245,423    650,319    $9,531,886
     Shares issued to
       holders in
       reinvestment of         12,287       215,913      36,986      569,998
       dividends and
       capital gains
     Shares redeemed         (288,451)    (4,750,348)  (196,899)   (2,992,119)
                             ---------    -----------  ---------   ----------
     Net increase (decrease)  (31,484)    $(289,012)    490,406    $7,109,765
                             ---------    -----------  ---------   ----------


     Net increase
     (decrease) from
     capital share
     transactions             (74,739)    $(1,122,715)  705,687    $10,287,648
                             =========    ============ =========   ===========

4.   INVESTMENT TRANSACTIONS

     Purchases and sales of securities for the Fund, excluding short-term investments, for the six months ended July 31, 2004 were $6,162,629 and $7,054,364 respectively. There were no purchases or sales of U.S. Government securities for the six months ended July 31, 2004.

5.   INVESTMENT ADVISORY AGREEMENT

     The Fund has entered into an Investment Advisory Agreement with the Adviser. The Adviser has entered into a Sub-Advisory Agreement with Lend Lease Rosen Real Estate Securities LLC (the "Sub-Adviser") which is responsible for the day to day management of the Fund's investment program. The Fund pays a fee based on the Fund's average daily net assets at the annual rate of 0.80% for the services provided by the Adviser and Sub-Adviser. The Adviser and Sub-Adviser have contractually agreed to limit the annual operating expenses of Class K and Class Y shares of the Fund to 1.25% and 0.97%, respectively, through January 31, 2005, subject to later reimbursement by the Fund in certain circumstances. The expense limitation has been renewed through January 31, 2005. The Adviser has contractually agreed that in the event that the foregoing Fund expense limitation is not renewed, the Adviser will limit the Fund's Class K and Y shares total annual fund operating expense to 2.25% through January 31, 2011. During the six months ended July 31, 2004, the Adviser and Sub-Adviser waived investment advisory fees for the Fund of $175,503. The Adviser is entitled to recoup from the Fund amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Fund's expenses, including such recouped amounts, do not exceed the stated expense limitations. At July 31, 2004, $690,086 and $349,279 was subject to potential recoupment for Class K and Class Y, respectively.

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2004 (UNAUDITED)



     Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a plan of distribution for the Class K shares of the Fund (the "Plan") which permits the Fund to pay for certain expenses associated with the distribution of its Class K shares and for services provided to its Class K shareholders. Under the Plan, the Fund's Class K shares may pay expenses pursuant to the distribution plan equal to a maximum of 0.25% of the average daily net assets of such class. During the six months ended July 31, 2004, the Fund incurred distribution expenses of $34,805.

6.    INVESTMENT RISKS

     As an investor in real estate investment trusts and other public companies in the real estate industry, the Fund is subject to certain risks generally incidental to the development, ownership and management of real property. These risks include the cyclical nature of real estate markets; changes in general economic, business and credit conditions, including interest rate levels and availability of financing; applicable federal, state, and local regulations; changes in availability and cost of insurance; increases in the costs of labor and materials; material shortages; strikes; changes in market rental rates; competition for tenants; the bankruptcy or insolvency of tenants; and potential liability under environmental and other laws.

7.    FEDERAL INCOME TAX INFORMATION

     At July 31, 2004, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes was as follows:


    Cost of investments                                           $34,564,218
                                                                  ===========

    Gross unrealized appreciation                                 $11,168,411
    Gross unrealized depreciation                                    (290,132)
                                                                  -----------

    Net unrealized appreciation on investments                    $10,878,279
                                                                  ===========

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND
                  NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JULY 31, 2004 (UNAUDITED)



     The tax basis of components of distributable net earnings at January 31, 2004 were as follows:


    Undistributed ordinary income                                     $82,948
    Accumulated capital and other losses                               (3,606)
    Unrealized appreciation                                        11,226,854
                                                                  -----------

    Total accumulated earnings                                    $11,306,196
                                                                  ===========

     The differences between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral from return of capital adjustments from real estate investment trusts and losses on wash sales.

     At January 31, 2004, the Fund had realized net long-term capital losses from transactions between November 1, 2003 and January 31, 2004 of $3,606. Post-October losses for tax purposes are deferred and will be recognized in the fiscal year ending January 31, 2005.

     The tax components of distributions paid during the fiscal years ending January 31, 2004 and January 31, 2003 were as follows:

                                                 Year Ended        Year Ended
                                              January 31, 2004  January 31, 2003
                                              ----------------  ----------------

    Distributions paid from:
      Ordinary income                             $1,560,537         $904,420
      Net long-term capital gains                   101,798            45,728
      Unrecaptured section 1250 gain                 46,185            38,455
                                                 ----------          --------

    Total distributions paid                     $1,708,520          $988,603
                                                 ==========          ========

                 LEND LEASE U.S. REAL ESTATE SECURITIES FUND

     PROXY VOTING POLICIES AND PROCEDURES

     For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-563-5327 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at http://www.sec.gov. After August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the twelve month period ending June 30, 2004, will be available without charge, upon request, by calling 1-877-563-5327 or by accessing the website of the Securities and Exchange Commission.

TRUSTEES                            William J. Klipp
                                    Scott MacKillop
                                    Kevin Malone
                                    Michael A. Torres

INVESTMENT ADVISER                  LEND LEASE REAL ESTATE INVESTMENTS, INC.
                                    Monarch Tower
                                    3424 Peachtree Road N.E.
                                    Suite 800
                                    Atlanta, GA 30326

INVESTMENT SUB-ADVISER              LEND LEASE ROSEN REAL ESTATE SECURITIES LLC
                                    1995 University Avenue, Suite 550
                                    Berkeley, CA  94704

ADMINISTRATOR AND                   UMB FUND SERVICES, INC.
FUND ACCOUNTANT                     803 West Michigan Avenue, Suite A
                                    Milwaukee, Wisconsin 53233

CUSTODIAN                           UMB BANK, N.A.
                                    928 Grand Blvd.
                                    Kansas City, MO  64106

INDEPENDENT ACCOUNTANTS             PRICEWATERHOUSECOOPERS LLP
                                    333 Market Street
                                    San Francisco, CA  94105

LEGAL COUNSEL                       GOODWIN PROCTER LLP
                                    Exchange Place
                                    Boston, MA 02109

DISTRIBUTOR                         UMB DISTRIBUTION SERVICES, LLC
                                    803 West Michigan Avenue, Suite A
                                    Milwaukee, Wisconsin 53233

DIVIDEND-DISBURSING                 UMB FUND SERVICES, INC.
AND TRANSFER AGENT                  c/o Lend Lease Funds
                                    803 West Michigan Avenue, Suite A
                                    Milwaukee, Wisconsin 53233

This report is submitted for the general information of shareholders of Lend Lease Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Lend Lease U.S. Real Estate Securities Fund. The Prospectus provides more complete information, including fees and expenses, the investment objectives, risks and operating policies of the Fund. Read the Prospectus carefully.
                                                                     LE 410 0704

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports for the period ended July 31, 2004.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports for the period ended July 31, 2004.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports for the period ended July 31, 2004.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) provide reasonable assurances that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure, based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1) Code of Ethics. Not applicable to semi-annual reports for the period ended July 31, 2004.
(a)(2) The certifications required by Rule 30a-2(a) under the 1940 Act.
(a)(3) Not applicable.
(b)    The certifications required by Rule 30a-2(b) under the 1940 Act.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lend Lease Funds

By:   /s/ Michael A. Torres
      -----------------------------------
            Michael A. Torres
            Principal Executive Officer

Date: September 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ Michael A. Torres
      -----------------------------------
      Michael A. Torres
      Principal Executive Officer

Date: September 24, 2004


By:   /s/ Mark A. Hoopes
      ------------------------------------
      Mark A. Hoopes
      Principal Financial Officer

Date:       September 24, 2004